DEBT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Total long-term debt	$ 41,225	$ 45,445
Less: short-term portion	(4,570)	(4,220)
Long-term debt, excluding current maturities	$ 36,655	$ 41,225